U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

December 2, 2005

Via Edgar Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:        The Purisima Funds
                              File Nos. 333-09153 and 811-07737

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Purisima Funds (the “Trust”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated December 1, 2005 and filed electronically as Post-Effective Amendment No. 18 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5340.

Sincerely yours,

/s/ Rodney DeWalt

Rodney Dewalt
For U.S. Bancorp Fund Services, LLC